Leases - Maturities of lease liabilities (Details)	Dec. 31, 2021 USD ($)
Finance lease
Year ending December 31, 2022	$ 5,761,266
Year ending December 31, 2023	0
Year ending December 31, 2024	0
Year ending December 31, 2025	0
Total lease payments	5,761,266
Less: imputed interest	(203,484)
Present value of lease liabilities	5,557,782
Operating leases
Year ending December 31, 2022	2,311,216
Year ending December 31, 2023	1,285,644
Year ending December 31, 2024	0
Year ending December 31, 2025	0
Total lease payments	3,596,860
Less: imputed interest	(249,069)
Present value of lease liabilities	$ 3,347,791